Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 15 — Subsequent Events
Additional Purchases of Convertible Notes and Company Warrants under Subsequent Financing Agreement
On April 22, 2024, RBH Ventures purchased $0.4
 million in Convertible Notes under the Subsequent Financing Agreement.

No
 Company Warrants were purchased as part of this investment. Net proceeds received by the Company, after deducting issuance costs, were $
0.4
 million. As of May 26, 2024, RBH holds Convertible Notes having an outstanding principal balance, including PIK interest, of $
3.5 million and Company Warrants to purchase
1,295,607
shares of Class A Common Stock.
On May 13, 2024, Astera Institute purchased $5.0 million in Convertible Notes and Company Warrants to purchase 2,165,842 shares of Class A Common Stock for total consideration of $0.3 million. Net proceeds received by the Company, after deducting issuance costs, were $5.2 million.
As of May 26, 2024, Astera holds Convertible Notes having an outstanding principal balance, including PIK interest, of $10.1 million and Company Warrants to purchase 4,331,684 shares of Class A Common Stock.
Amendments to Subsequent Financing Agreement and Convertible Notes
The Company and the holders of the Convertible Notes and Company Warrants amended or modified the Subsequent Financing Agreement and the Convertible Notes on April 10, 2024 (the “April 10 Amendment”) and on April 30, 2024 (the “April 30
Amendment”).
The April 10 Amendment extended the date by which a Subsequent Closing (as defined the Subsequent Financing Agreement) may occur without the consent of a majority-in-interest
of the Convertible Notes from April 30, 2024, to June 30, 2024, It also amended the Subsequent Financing Agreement by extending all obligations of the Company that are due on May 1, 2024 (other than the amortization payment due under the Convertible Notes) to August 1, 2024, as well as extending the date by which the Company must obtain the Stockholder Approval required under Section 4(cc) of the Subsequent Financing Agreement to the later to occur of (i) August 1, 2024, or (ii) the first annual meeting of stockholders to take place after November 21, 2023.
Pursuant to the April 30 Amendment, the Company and the holders of Convertible Notes agreed that no Amortization Payment (as defined in the Convertible Note) shall be due on May 1, 2024 and the first Amortization Payment shall instead be due and payable on June 1, 2024, in an amount equal to 22.22% of the then outstanding aggregate Stated Principal Amount of the Convertible Notes, which amount comprises both the deferred Amortization Payment originally due on February 1, 2024, plus
the Amortization Payment originally due May 1, 2024. Each such payment was originally in an amount equal to 11.11% of the Stated Principal Amount of the Convertible Notes.

Note 15 — Subsequent Events
Termination of 2021 ESPP.
On January 17, 2024, the Company’s cancellation of the 2021 ESPP was effective.

Subsequent Issuances of Convertible Notes and Warrants and Amendment to the terms of the Convertible Notes and Warrants (and Related Party transactions)
Since December 31, 2023, the Company has closed on subsequent financings under the Subsequent Financing Agreement (as further amended or modified on January 19, 2024, January 31, 2024, February 26, 2024, March 7, 2024 and April 10, 2024) on January 19, 2024, February 26, 2024, March 5, 2024, March 7, 2024, March 8, 2024, and March 15, 2024. As of April 10, 2024, the aggregate principal amount of all outstanding Convertible Notes (including any paid-in-kind interest)
was $31.8 million and there were Company Warrants outstanding to purchase 14,823,917 shares of Class A Common Stock at an exercise price of $0.808, subject to certain adjustments, and that expire on dates ranging from August 4, 2028 to March 15, 2029. The investors participating in the Subsequent Financings were the Kemp Trust, Dr. London, MH Orbit, LLC, an affiliate of JMCM, RBH Ventures Astra SPV, LLC, Astera Institute, ERAS Capital, LLC and Ulrich Gall (collectively, the “Convertible Note Holders”). As of April 10, 2024, the aggregate principal amount of the Convertible Notes, including accrued but uncapitalized interest, and the number of Company Warrants and Original Warrants held by such Convertible Note Holder is as follows:

Investor	Principal	Accrued but Uncapitalized Interest	Warrants to Purchase Common Stock
JMCM Holdings LLC (1)	$9,917,870	$231,417	5,684,354
SherpaVentures Fund II, LP	5,247,131	122,433	2,212,768
MH Orbit, LLC (2)	4,016,000	93,707	1,732,673
RBH Ventures Astra SPV, LLC	2,999,000	55,442	1,295,607
Astera Institute	5,000,000	58,333	2,165,842
ERAS Capital, LLC	1,000,000	11,333	433,168
Ulrich Gall	200,000	2,200	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,196,667	50,006	866,337
Adam London	1,173,333	26,128	433,168

Total Convertible Notes and Warrants	$31,750,001	$650,999	14,823,917

(1)	Includes the Original Warrants of which JMCM Holdings LLC is the only holder.
(2)	Investor is an affiliate of JMCM Holdings LLC
The additional Convertible Note purchases of the Kemp Trust and Dr. London described here are also related party transactions.
Also, since December 31, 2023, the Company and the investors in the Convertible Notes, Company Warrants and Original Warrants amended or modified the Subsequent Financing Agreement and the Convertible Notes on January 19, 2024 (the “January 19 Amendment”), January 31, 2024 (the “January 31 Amendment”), February 26, 2024 (the “February Amendment”) and April 10, 2024 (the “April Amendment”) and together with the January 19 Amendment, the January 31 Amendment and the February Amendment (the “Amendments”).
The January 19 Amendment extended the date by which a Subsequent Closing (as defined the Subsequent Financing Agreement) may occur without the consent of a majority-in-interest
of the Convertible Notes from January 20, 2024, to February 19, 2024, which date was further extended by the February Amendment to April 30, 2024, and then again by the April Amendment to June 30, 2024.
The January 31 Amendment extended the first amortization payment under the Convertible Notes, which was originally due on February 1, 2024, to May 1, 2024.

The February Amendment also increased the maximum amount of the Aggregate Stated Principal Amount (as defined in the Subsequent Financing Agreement) of the Convertible Notes from $25.0 million to $35.0 million, which amount was subsequently increased to $50.0 million pursuant to the April Amendment.
The April Amendment also amended the Subsequent Financing Agreement by extending all obligations of the Company that are due on May 1, 2024 (other than the amortization payment due under the Convertible Notes) to August 1, 2024, as well as extending the date by which the Company must obtain the Stockholder Approval required under Section 4(c)(c) of the Subsequent Financing Agreement to the later to occur of (i) August 1, 2024, or (ii) the first annual meeting of stockholders to take place after November 21, 2023.
Manufacturing License with AST & Science, LLC
On March 6, 2024, the Company entered into a Royalty Bearing Manufacturing License (the “Manufacturing License”) with AST & Science, LLC (“AST”). The Company and AST are parties to a Supply and Manufacturing Agreement, dated April 28, 2022 (the “Supply Agreement”), pursuant to which the Company manufactures certain spacecraft engines, flight sets, power processing units and feed systems (the “AST Products”) for AST. The Manufacturing License, among other things, provides AST a license to manufacture the AST Products for its internal use as a means to increase the quantity of AST Products available in the future and to provide an alternative source of supply for a critical component. The Manufacturing License is a limited, non-exclusive,
non-transferable,
irrevocable,
non-sublicensable,
fully paid license to make and have made a specified number of AST Products. In consideration of the Manufacturing License, on March 6, 2024, AST paid the Company $2.5 million, representing the royalties due for the initial AST Products to be manufactured under the Manufacturing License. At AST’s option, AST will pay the Company, on a quarterly basis, additional royalties per AST Product manufactured during the prior quarter after the initial AST Products.
Merger Agreement (and Related Party Transaction)
As introduced in
Note 1 —

Description of Business, Basis of Presentation and Significant Accounting Policies
, on March 7, 2024, the Company entered into the Merger Agreement with Parent and Merger Sub. Upon the terms and subject to the conditions provided in the Merger Agreement, and in accordance with the Delaware General Corporation Law (the “DGCL”), at the effective time of the Merger (the “Effective Time”), Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation. As a result of the Merger, the Company will cease to be a publicly traded company.
At the Effective Time, by virtue of the occurrence of the Merger, the following will occur:

•
each share of Class A Common Stock or Class B Common Stock (each a “Common Share”) that is owned by the Company as treasury shares and each Common Share that is owned by any direct or indirect wholly owned subsidiary of the Company, or by Parent, Merger Sub, or any direct or indirect wholly owned subsidiary of Parent or Merger Sub, in each case, issued and outstanding immediately prior to the Effective Time, will automatically be canceled without payment of any consideration therefor and cease to exist (the “Canceled Common Shares”);

•
each share of Class A Common Stock (each a “Class A Share”) for which the holder thereof did not consent or vote in favor of the Merger Agreement and is entitled to and properly demands appraisal pursuant to the DGCL, and does not withdraw or otherwise lose the right to appraisal pursuant to the DGCL, will automatically be canceled (subject to the appraisal rights of such holders) (such Common Shares, the “Dissenting Shares”);

•
each (i) Class A Share and (ii) Class A Share subject to a Director RSU Award (as defined below) that has fully vested as of the Effective Time, that is issued and outstanding immediately prior to the Effective Time and held by Parent or its affiliates, including the Specified Stockholders (which constitute Mr. Kemp, Dr. London and their immediate family members and certain trusts or other entities in which either Mr. Kemp or Dr. London or their immediate family members hold voting, proprietary, equity or other financial interests) and certain other holders of Class A Shares (the “Rollover Shares”), as of immediately prior to the Effective Time as a result of having been acquired by Parent or its affiliates pursuant to a rollover agreement in a form mutually acceptable to Parent and the Company (each, a “Rollover Agreement”) or in connection with the funding of a capital commitment set forth in an Equity Commitment Letter (as defined below), will be canceled and cease to exist (the “Rollover”); provided that the Rollover will be permitted only if no Class B Shares are issued and outstanding;

•
each Class A Share (other than (i) the Rollover Shares, (ii) any Canceled Common Shares and (iii) any applicable Dissenting Shares) issued and outstanding immediately prior to the Effective Time (such Class A Shares, the “Converted Shares”):

•	will automatically be canceled and converted into the right to receive $0.50 per share in cash, without interest (the “Merger Consideration”);

•	will no longer be outstanding and cease to exist;

•
each certificate formerly representing any such shares (each, a “Certificate”) or the applicable number of uncertificated shares represented by book-entry (each, a “Book-Entry Share”) will thereafter represent only the right to receive the Merger Consideration in accordance with the Merger Agreement; and

•
each share of common stock of Merger Sub (each, a “Merger Sub Share”) issued and outstanding immediately prior to the Effective Time will automatically be converted into and become one authorized, validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of the surviving corporation (each, a “Surviving Company Common Share”).

Following the execution of the Merger Agreement, and pursuant to the terms of the Merger Agreement, the Company (i) deposited into a segregated bank account of Astra Space Operations LLC (the “Segregated Account”) an amount in cash equal to $3.5 million (the “Segregated Funds”), and (ii) is working as promptly as reasonably practicable to (x) withdraw all funds held in the Segregated Account other than the Segregated Funds and (y) suspend any automatic withdrawal arrangements applicable to the Segregated Account. The Segregated Account is not permitted to contain any funds other than the Segregated Funds, and the Segregated Funds will be managed by the Company at the reasonable direction of the Special Committee of the Board of Directors acting in accordance with its fiduciary duties. The Segregated Funds will be held in the Segregated Account free and clear of any liens of the collateral agent of the holders of the Company Convertible Notes (as defined below). Pursuant to its agreement with the holders of the Convertible Notes, the Company may only use funds in the Segregated Account for certain enumerated purposes as the Special Committee may direct the Company, which include, among other things, payroll expenses, employee health and benefit expenses, rent and utilities, directors’ and officers’ liability insurance and bankruptcy work (such purposes, the “Permitted Purposes”). The Limited Waiver and Consent to Senior Secured Convertible Notes and Common Stock Purchase Warrant and Reaffirmation of Transaction Documents, dated as of March 7, 2024 (the “Limited Waiver and Consent”), among the Company, each of the subsidiaries of the Company and the Investors party thereto further limits when the Special Committee may use the Segregated Funds for bankruptcy work.
All outstanding Convertible Notes will, immediately after the Merger becomes effective, be converted into shares of Series A preferred stock, par value $0.0001 per share, of Parent (the “Parent Series A Preferred Stock”) in accordance with a noteholder conversion agreement, by and among Parent, Merger Sub, and each holder of Convertible Notes (the “Noteholder Conversion Agreement”).
The Original Warrants and Company Warrants will, immediately after the Merger becomes effective, be exchanged for warrants to purchase Parent Series A Preferred Stock in accordance with a warrant exchange agreement, by and among Parent, Merger Sub, and each holder of Company Warrants (the “
Warrant Exchange Agreement
”).

Pursuant to the Purchase Agreement, the Company Convertible Notes Holders have, as applicable, and among other things, on the terms and subject to the conditions set forth therein, (i) consented to the execution of the Merger Agreement and the consummation of the Merger in accordance with the terms of the Merger Agreement; (ii) agreed that the filing with the SEC by one or more of the Company Convertible Notes Holders and the Company Warrant Holders, as applicable, together with one or more other persons indicating that a “group” (within the meaning of Section 13(d)(3) of the Exchange Act) has been formed which is the direct or indirect “beneficial owner” of more than 50% of the Company’s then-outstanding Common Shares in connection with the Merger will not trigger a fundamental change or fundamental transaction under the Company Convertible Notes or the Company Warrants; and (iii) agreed that neither the Segregated Account nor the funds credited therein will constitute collateral that secures the Company Convertible Notes, and permitted the Company to fund and maintain the Segregated Funds in the Segregated Account and that funds in the Segregated Account could not, subject to a limited exception, exceed $3.5 million (such amount, as it may be reduced from time to time on a dollar for dollar basis by any amounts withdrawn from the Segregated Account at the direction of the Special Committee in accordance with the terms of the Merger Agreement, the “Minimum Cash Amount”) to be used exclusively for the Permitted Purposes.
All outstanding warrants to purchase Class A Shares, dated February 3, 2023 (the “ShareIntel Warrants”), will automatically be canceled and converted into the right to receive an amount in cash equal to the product of (i) the number of Class A Shares issuable upon exercise of the ShareIntel Warrants immediately prior to the Effective Time by (ii) the amount, if any, by which the Merger Consideration exceeds the per share exercise price of the ShareIntel Warrants.
Pursuant to the Merger Agreement, at the Effective Time, each outstanding option to purchase Class A Shares (each, a “Company Option”) other than a Company Option with an exercise price equal to or greater than the Merger Consideration (an “Underwater Option”), that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be assumed by Parent and converted into an option (the “Converted Options”) to purchase shares of class A common stock, par value $0.0001 per share, of Parent (the “Parent Class A Shares”). The Converted Options will continue to be subject to substantially the same terms and conditions as were applicable to such Company Options immediately prior to the Effective Time, except that (i) each Converted Option will be exercisable for that number of Parent Class A Shares equal to the number of Class A Shares subject to such option immediately prior to the Effective Time and (ii) the per share exercise price for each Parent Class A Share issuable upon exercise of a Converted Option will be equal to the exercise price per share of Class A Shares of such option immediately before the Effective Time. Each Underwater Option will be canceled for no consideration at the Effective Time. As of April 10, 2024, all Company Options were Underwater Options.
In addition, at the Effective Time, each outstanding restricted stock unit with respect to Class A Shares (a “Company RSU Award” and collectively with the Company Options, the “Company Equity Awards”) held by any director of the Company who is not an employee of the Company (a “Director RSU Award”) will be accelerated in full. At the Effective Time, each Company RSU Award that has vested in accordance with its terms, or so accelerated in the case of Director RSU Awards (except for Rollover Shares that are issued upon acceleration of Director RSU Awards) will be canceled and will only entitle the holder of such Company RSU Award to receive (without interest) an amount in cash equal to (i) the number of Class A Shares subject to such Company RSU Award immediately prior to the Effective Time multiplied by (ii) the Merger Consideration. At the Effective Time, each Company RSU Award that has not vested in accordance with its terms or so accelerated will be canceled for no consideration.
The execution and delivery of the Merger Agreement, subject to the requisite stockholder approval was recommended by the Special Committee to the Board on March 5, 2024. On March 5, 2024, the Board, with Mr. Kemp, Dr. London and Mr. Stanford abstaining, approved the execution and delivery of the Merger Agreement and recommended the adoption of the Merger Agreement and the Merger to the stockholders of the Company. On March 7, 2024, following the execution of the Merger Agreement, Mr. Kemp and Dr. London, who on such date beneficially owned Common Shares representing approximately 66.3% of the total voting power of the outstanding Common Shares, executed and delivered to the Company a written consent adopting the Merger Agreement and approving the Merger (the “Written Consent”). No further action by any other Company stockholder is required under applicable law or the Merger Agreement (or otherwise) in connection with the adoption of the Merger Agreement.
The Kemp Trust, Dr. London and ACME II and Eagle Creek Capital LLC (“Eagle Creek”), affiliates of Mr. Stanford, have all signed equity commitment letters in favor of the Parent under the terms of which each agree to provide equity financing to Parent in the amounts specified in their respective equity commitment letters. Mr. Kemp and Dr. London are also affiliated with Parent. Therefore, the entry of the Merger Agreement by the Company constitutes a related party transaction.
Section 220 Demand in Connection with the Merger Agreement.
On April 5, 2024, Jonathan Horner, a stockholder of the Company, requested copies of books and records pursuant to Section 220 of the Delaware General Corporation Law (the “Horner 220 Demand”), which connection was made to investigate the events leading to the execution of the Merger Agreement, among other things. Following the Company’s filing of its Preliminary Information Statement, Mr. Horner delivered a supplement to the Horner 220 Demand on April 11, 2024. The Company is evaluating its response to the Horner Demand. Due to the early stage of the matter, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.
AST License Agreement
On March 6, 2024, a subsidiary of the Company, entered into a Royalty Bearing Manufacturing License (the “Manufacturing License”) with Astra Space Technologies Holding, Inc (“AST”). The Company and AST are parties to a Supply and Manufacturing Agreement, dated April 28, 2022 (the “Supply Agreement”), pursuant to which the Company manufactures certain spacecraft engines, flight sets, power processing units and feed systems (the “AST Products”) for AST. The Manufacturing License, among other things, provides AST a license to manufacture the AST Products for its internal use as a means to increase the quantity of AST Products available in the future and to provide an alternative source of supply for a critical component. The Manufacturing License is a limited, non-exclusive,
non-transferable,
irrevocable,
non-sublicensable,
fully paid license to make and have made a specified number of AST Products. In consideration of the Manufacturing License, on March 6, 2024, AST paid the Company $2.5 million, representing the royalties due for the initial AST Products to be manufactured under the Manufacturing License. At AST’s option, AST will pay the Company, on a quarterly basis, additional royalties per AST Product manufactured during the prior quarter after the initial AST Products. In addition, on March 6, 2024, the Company and AST entered into an order addendum to the Supply Agreement pursuant to which AST purchased additional AST Products from the Company for a total of $1.05 million with $420,000 due in
April 2024 and additional payments due in the second half of the year upon delivery of additional AST Products.